AB Small Cap Growth Portfolio

Portfolio of Investments

April 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.8%
Information Technology – 25.4%
Electronic Equipment, Instruments & Components – 2.6%
Fabrinet(a) (b)	341,927	$59,177,306
Novanta, Inc.(b)	224,664	35,159,916

		94,337,222

Semiconductors & Semiconductor Equipment – 8.3%
Astera Labs, Inc.(b)	20,591	1,745,293
Impinj, Inc.(a) (b)	248,810	39,655,338
Lattice Semiconductor Corp.(a) (b)	480,272	32,946,659
MACOM Technology Solutions Holdings, Inc.(b)	721,787	73,586,185
Onto Innovation, Inc.(b)	379,738	70,437,602
Semtech Corp.(a) (b)	1,179,230	44,362,632
Universal Display Corp.	242,068	38,241,903

		300,975,612

Software – 10.4%
Altair Engineering, Inc. - Class A(b)	723,926	58,239,847
BILL Holdings, Inc.(b)	28,770	1,794,097
Braze, Inc. - Class A(b)	982,638	41,172,532
Clearwater Analytics Holdings, Inc. - Class A(b)	2,102,805	33,182,263
Five9, Inc.(b)	600,447	34,567,734
Freshworks, Inc. - Class A(b)	2,620,410	46,774,318
Klaviyo, Inc. - Class A(a) (b)	1,184,610	26,535,264
Manhattan Associates, Inc.(b)	106,901	22,028,020
Monday.com Ltd.(b)	234,505	44,398,832
SPS Commerce, Inc.(b)	377,669	65,665,309

		374,358,216

Technology Hardware, Storage & Peripherals – 4.1%
ACV Auctions, Inc. - Class A(b)	3,064,556	53,476,502
Super Micro Computer, Inc.(a) (b)	109,020	93,626,376

		147,102,878

		916,773,928

Health Care – 18.9%
Biotechnology – 11.6%
Akero Therapeutics, Inc.(a) (b)	502,743	9,999,558
Apogee Therapeutics, Inc.(a) (b)	208,402	10,482,621
Ascendis Pharma A/S (ADR)(b)	146,870	20,332,683
Blueprint Medicines Corp.(b)	365,361	33,372,074
Bridgebio Pharma, Inc.(b)	839,443	21,506,530
CG oncology, Inc.(b)	510,230	20,506,144
Cytokinetics, Inc.(a) (b)	496,990	30,475,427
Halozyme Therapeutics, Inc.(a) (b)	895,641	34,123,922
Insmed, Inc.(b)	896,098	22,151,542
Intellia Therapeutics, Inc.(b)	447,077	9,567,448
Kyverna Therapeutics, Inc.(b)	267,632	4,051,948

Company	Shares	U.S. $ Value

Legend Biotech Corp. (ADR)(b)	319,456	$13,973,005
MoonLake Immunotherapeutics(b)	291,239	11,914,587
Natera, Inc.(b)	657,737	61,090,612
Ultragenyx Pharmaceutical, Inc.(b)	332,016	14,123,961
Vaxcyte, Inc.(b)	541,627	32,795,515
Viking Therapeutics, Inc.(b)	482,620	38,406,900
Viridian Therapeutics, Inc.(b)	891,112	11,816,145
Xenon Pharmaceuticals, Inc.(b)	448,215	18,219,940

		418,910,562

Health Care Equipment & Supplies – 1.9%
AtriCure, Inc.(b)	1,100,345	26,540,321
iRhythm Technologies, Inc.(a) (b)	388,969	42,623,223

		69,163,544

Health Care Providers & Services – 2.8%
BrightSpring Health Services, Inc.(b)	1,683,718	17,998,946
Inari Medical, Inc.(a) (b)	693,967	25,912,728
PROCEPT BioRobotics Corp.(a) (b)	1,076,437	57,029,632

		100,941,306

Life Sciences Tools & Services – 1.6%
Quanterix Corp.(b)	1,428,894	23,033,771
Repligen Corp.(b)	206,000	33,825,200

		56,858,971

Pharmaceuticals – 1.0%
Intra-Cellular Therapies, Inc.(b)	493,965	35,471,627

		681,346,010

Industrials – 17.2%
Aerospace & Defense – 3.0%
AeroVironment, Inc.(b)	42,757	6,832,141
Curtiss-Wright Corp.	183,411	46,480,016
Leonardo DRS, Inc.(b)	2,009,656	43,247,797
Loar Holdings, Inc.(b)	227,316	11,893,173

		108,453,127

Building Products – 1.2%
AZEK Co., Inc. (The)(b)	932,645	42,565,918

Commercial Services & Supplies – 1.4%
Tetra Tech, Inc.	265,809	51,758,328

Construction & Engineering – 3.3%
Centuri Holdings, Inc.(b)	519,697	12,862,501
Comfort Systems USA, Inc.	217,112	67,176,624
Construction Partners, Inc. - Class A(b)	733,366	37,871,020

		117,910,145

Company	Shares	U.S. $ Value

Electrical Equipment – 1.4%
NEXTracker, Inc. - Class A(a) (b)	1,170,838	$50,100,158

Ground Transportation – 1.1%
ArcBest Corp.	351,749	39,012,482

Machinery – 3.7%
Esab Corp.	334,609	35,428,401
ITT, Inc.	282,913	36,591,967
SPX Technologies, Inc.(b)	494,431	60,226,640

		132,247,008

Professional Services – 1.0%
FTI Consulting, Inc.(b)	173,232	37,042,199

Trading Companies & Distributors – 1.1%
SiteOne Landscape Supply, Inc.(b)	265,132	41,596,559

		620,685,924

Consumer Discretionary – 14.4%
Automobile Components – 1.3%
Modine Manufacturing Co.(a) (b)	509,030	47,151,449

Broadline Retail – 0.7%
Savers Value Village, Inc.(a) (b)	1,488,512	24,590,218

Diversified Consumer Services – 1.7%
Duolingo, Inc.(a) (b)	270,810	61,135,357

Hotels, Restaurants & Leisure – 3.5%
Cava Group, Inc.(a) (b)	591,252	42,534,669
Texas Roadhouse, Inc.	276,106	44,392,323
Wingstop, Inc.	105,236	40,493,760

		127,420,752

Household Durables – 3.8%
Meritage Homes Corp.	238,288	39,493,853
SharkNinja, Inc.	856,606	55,062,634
Skyline Champion Corp.(b)	560,529	42,034,070

		136,590,557

Specialty Retail – 3.4%
Boot Barn Holdings, Inc.(a) (b)	540,875	57,586,961
Five Below, Inc.(b)	185,857	27,198,314
Lithia Motors, Inc.(a)	13,077	3,326,527
Wayfair, Inc. - Class A(a) (b)	700,481	35,129,122

		123,240,924

		520,129,257

Financials – 6.6%
Capital Markets – 3.3%
Houlihan Lokey, Inc.	314,990	40,158,075
StepStone Group, Inc. - Class A	944,821	34,079,693
Stifel Financial Corp.	569,681	45,528,906

		119,766,674

Company	Shares	U.S. $ Value

Financial Services – 1.7%
Flywire Corp.(b)	1,466,609	$30,065,484
Shift4 Payments, Inc. - Class A(a) (b)	532,323	30,800,209

		60,865,693

Insurance – 1.6%
Kinsale Capital Group, Inc.	48,046	17,452,710
RLI Corp.	276,106	39,027,583

		56,480,293

		237,112,660

Energy – 6.2%
Energy Equipment & Services – 1.6%
TechnipFMC PLC	2,160,437	55,350,396

Oil, Gas & Consumable Fuels – 4.6%
Gulfport Energy Corp.(b)	263,730	41,856,588
Matador Resources Co.	919,559	57,288,526
Permian Resources Corp.(a)	2,847,537	47,696,245
Southwestern Energy Co.(b)	2,629,447	19,694,558

		166,535,917

		221,886,313

Consumer Staples – 4.9%
Consumer Staples Distribution & Retail – 2.4%
Chefs’ Warehouse, Inc. (The)(a) (b)	1,380,533	45,668,032
Grocery Outlet Holding Corp.(b)	1,620,328	42,079,918

		87,747,950

Food Products – 1.2%
Freshpet, Inc.(a) (b)	403,193	42,766,681

Personal Care Products – 1.3%
BellRing Brands, Inc.(b)	851,010	46,950,222

		177,464,853

Materials – 2.1%
Chemicals – 1.0%
Element Solutions, Inc.	1,545,446	35,746,166

Construction Materials – 1.1%
Summit Materials, Inc. - Class A(b)	1,052,224	40,931,513

		76,677,679

Real Estate – 1.1%
Real Estate Management & Development – 1.1%
DigitalBridge Group, Inc.	2,419,159	39,770,974

Total Common Stocks (cost $2,856,069,380)		3,491,847,598

INVESTMENT COMPANIES – 1.7%
Funds and Investment Trusts – 1.7%
iShares Russell 2000 Growth ETF(a) (c) (cost $53,353,211)	242,939	60,812,491

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $51,078,041)	51,078,041	$51,078,041

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $2,960,500,632)		3,603,738,130

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $87,902,403)	87,902,403	87,902,403

Total Investments – 102.3% (cost $3,048,403,035)(f)		3,691,640,533
Other assets less liabilities – (2.3)%		(82,319,257)

Net Assets – 100.0%		$3,609,321,276

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of April 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $836,429,042 and gross unrealized depreciation of investments was $(193,191,544), resulting in net unrealized appreciation of $643,237,498.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Small Cap Growth Portfolio

April 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$3,491,847,598	$—	$—	$3,491,847,598
Investment Companies	60,812,491	—	—	60,812,491
Short-Term Investments	51,078,041	—	—	51,078,041
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	87,902,403	—	—	87,902,403

Total Investments in Securities	3,691,640,533	—	—	3,691,640,533
Other Financial Instruments(b)	—	—	—	—

Total	$3,691,640,533	$—	$—	$3,691,640,533

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2024 is as follows:

Fund	Market Value 07/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$85,124	$887,535	$921,581	$51,078	$2,361
Government Money Market Portfolio*	64,065	851,056	827,219	87,902	2,197
Total	$149,189	$1,738,591	$1,748,800	$138,980	$4,558

*	Investments of cash collateral for securities lending transactions